Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables [Abstract]
Schedule of other receivables
$000	Year ended December 31,
	2022	2021

VAT Receivable	-	80
Security deposits receivable	130	35
Prepayments	170	1,186
	300	1,301